SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund

June 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 98.37%
Australia — 4.92%
1,518	Altium Ltd.	$37,592
5,301	IDP Education Ltd.	78,501
924	Pro Medicus Ltd.	40,666
22,217	Steadfast Group Ltd.	89,047

		245,806

Belgium — 3.43%
2,990	Azelis Group NV	68,222
13	Lotus Bakeries NV	103,221

		171,443

China — 1.04%
3,000	Qifu Technology, Inc., ADR	51,840

Denmark — 2.88%
1,095	Chr Hansen Holding A/S	76,123
1,379	Topdanmark AS	67,788

		143,911

Egypt — 1.26%
4,820	Energean Plc	62,808

France — 3.90%
923	Gaztransport Et Technigaz SA	93,961
627	Remy Cointreau SA	100,647

		194,608

Germany — 3.68%
115	Rational AG	83,272
1,674	Stabilus SE	100,628

		183,900

India — 4.98%
29,798	Aditya Birla Capital Ltd.*	71,482
1,630	AIA Engineering Ltd.	63,697
4,265	KPIT Technologies Ltd.	56,859
5,777	Varun Beverages Ltd.	56,649

		248,687

Indonesia — 2.43%
379,100	Mayora Indah Tbk PT	66,092
777,500	Sarana Menara Nusantara Tbk PT	55,104

		121,196

Ireland — 1.19%
2,580	Keywords Studios Plc	59,328

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Japan — 18.10%
1,000	ABC-Mart, Inc.	$54,343
2,400	Amvis Holdings, Inc.	54,633
2,000	BayCurrent Consulting, Inc.	75,204
3,400	Food & Life Cos. Ltd.	66,471
2,000	Ibiden Co. Ltd.	113,795
4,300	Isetan Mitsukoshi Holdings Ltd.	43,714
800	Kotobuki Spirits Co. Ltd.	58,636
500	M&A Research Institute Holdings, Inc.*	39,584
2,000	Organo Corp.	59,121
4,000	Rakus Co. Ltd.	68,190
1,900	Sanrio Co. Ltd.	81,532
400	SHIFT, Inc.*	73,323
5,200	Sojitz Corp.	115,078

		903,624

Korea — 0.97%
866	AfreecaTV Co. Ltd.	48,483

New Zealand — 1.87%
2,683	Fisher & Paykel Healthcare Corp. Ltd.	40,400
8,487	Infratil Ltd.	52,956

		93,356

Norway — 8.25%
4,302	Aker BP ASA	100,931
3,953	Nordic Semiconductor ASA*	48,225
12,350	SpareBank 1 SMN	162,365
9,349	Veidekke ASA	100,240

		411,761

Philippines — 1.76%
23,720	International Container Terminal Services, Inc.	87,608

Spain — 1.68%
1,813	Laboratorios Farmaceuticos Rovi SA	83,962

Sweden — 9.01%
10,966	Alimak Group AB(a)	85,768
9,976	Hexpol AB	105,925
881	MIPS AB	43,665
2,363	Sdiptech AB, Class B*	58,584
6,808	Sweco AB, Class B	75,013
2,741	Thule Group AB(a)	80,647

		449,602

Taiwan — 4.88%
500	ASPEED Technology, Inc.	46,052

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

12,000	Chailease Holding Co. Ltd.	$78,898
2,000	Lotes Co. Ltd.	55,380
1,000	Voltronic Power Technology Corp.	63,242

		243,572

Thailand — 2.55%
500	Fabrinet*	64,940
42,930	Moshi Moshi Retail Corp. Plc	62,537

		127,477

Total Iceland — 0.77%
12,218	Marel HF(a)	38,326

United Kingdom — 17.36%
2,900	Abcam Plc, ADR*	70,963
5,447	Auto Trader Group Plc(a)	42,293
20,701	Barratt Developments Plc	108,799
2,597	Cranswick Plc	107,133
3,573	Fevertree Drinks Plc	55,257
15,129	GB Group Plc	44,119
11,993	Howden Joinery Group Plc	97,987
49,952	Ibstock Plc(a)	88,835
17,127	OSB Group Plc	104,830
6,425	Rightmove Plc	42,683
2,456	Softcat Plc	44,250
12,360	Volution Group Plc	59,404

		866,553

Vietnam — 1.46%
20,000	FPT Corp.	73,055

Total Common Stocks (Cost $4,868,094)		4,910,906

Investment Company — 1.40%
69,786	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (b)	69,786

Total Investment Company (Cost $69,786)		69,786

Total Investments (Cost $4,937,880) — 99.77%		$4,980,692
Other assets in excess of liabilities — 0.23%		11,719

NET ASSETS — 100.00%		$4,992,411

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

June 30, 2023 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Industrials	24.66%
Information Technology	15.73%
Financials	13.34%
Consumer Discretionary	12.42%
Consumer Staples	10.97%
Health Care	5.82%
Materials	5.43%
Energy	5.16%
Communication Services	3.78%
Utilities	1.06%
Other	1.63%

100.00%

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